LEASE LIABILITIES (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Lease Liabilities
Leases	R$ 2,376,597	R$ 2,040,811
Adjusted present value - Leases	(1,371,252)	(1,279,742)
Potencial PIS and COFINS credit	219,835	188,775
Adjusted present value – Potential PIS and COFINS credit	R$ (126,841)	R$ (118,376)